COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Contract costs incurred plus recognized profits less recognized losses to date	$ 55,607,242	$ 22,564,799
Less: Progress billings to date	(53,356,822)	(18,151,317)
Costs and estimated earnings in excess of billings	$ 2,250,420	$ 4,413,482